Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Schedule of movement in carrying amount
	Goodwill	Technology	Development Costs	Other	Total
	Thousands USD	Thousands USD	Thousands USD	Thousands USD	Thousands USD
Cost
As of January 1, 2020	-	-	7,672	-	7,672

As of December 31, 2020	-	-	7,672	-	7,672

Acquisitions through	89,244	39,987	-	2,853	132,084
business combinations

As of December 31, 2021	89,244	39,987	7,672	2,853	139,756

Amortization and impairment losses
As of January 1, 2020	-	-	(2,461)	-	(2,461)

Amortization for the year	-	-	(771)	-	(771)

As of December 31, 2020	-	-	(3,232)	-	(3,232)

Amortization for the year	-	(3,189)	(775)	(301)	(4,265)
Impairment loss	(89,244)	(36,798)	(3,665)	(2,552)	(132,259)
As of December 31, 2021	(89,244)	(39,987)	(7,672)	(2,853)	(139,756)

Carrying amount
As of December 31, 2020	-	-	4,440	-	4,440
As of December 31, 2021	-	-	-	-	-